Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Operating activities
Loss for the period	€ (183,698)		€ (63,953)		€ (56,032)
Adjustments for:
Depreciation of property, plant and equipment	284		125		61
Impairment of property, plant and equipment	39,264		1,965		0
Depreciation of right-of-use assets	462		415		313
Impairment of right-of-use assets	1,748		0		0
Amortization of intangible assets	68		34		11
Impairment of intangible assets	170		0		0
Expenses for share-based payment transactions	1,447		1,981		32,160
Other non-cash (income)/expenses	(665)		112		346
Interest and similar income	(999)		0		(2)
Interest and similar expense	3,321		4,781		2,040
Movements in provisions	274		2,091		(526)
Increase in other assets	(6,773)		(3,760)		(5,766)
Increase in trade and other payables	2,521		5,218		322
Increase in advance payments received from customers	3,240		4,286		26,448
Interest paid	(251)		(436)		(561)
Net cash used in operating activities	(139,587)		(47,141)		(1,186)
Investing activities
Purchase of intangible assets	(35)		(223)		0
Purchase of property, plant and equipment	(47,203)		(1,429)		(42)
Net cash used in investing activities	(47,238)		(1,652)		(42)
Financing activities
Proceeds from issue of shares	25		0		0
Proceeds from borrowings	0		0		10,657
Proceeds from convertible debentures	28,453		0		0
Transaction costs for convertible debentures	(28)		0
Repayments of borrowings	0		(2,187)		(2,327)
Payment of principal portion of lease liabilities	(429)		(378)		(282)
Net cash from financing activities	83,008		138,562		44,085
Net (decrease) increase in cash and cash equivalents	(103,817)		89,769		42,857
Effect of currency translation on cash and cash equivalents	1,235		(94)		0
Cash and cash equivalents at the beginning of the financial year	132,939	[1]	43,264		407
Cash and cash equivalents at end of year	30,357		132,939	[1]	43,264
IPO 1 [member]
Financing activities
Transaction cost on issue of shares	0		(2,690)		0
Proceeds from issue of shares	0		142,334		0
Public offering [member]
Financing activities
Transaction cost on issue of shares	(842)		0		0
Proceeds from issue of shares	39,346		0		0
Committed equity facility [member]
Financing activities
Transaction cost on issue of shares	(771)		0		0
Proceeds from issue of shares	17,254		0		0
Institutional investors [member]
Financing activities
Transaction cost on issue of shares	0		(17)		(2,192)
Proceeds from issue of shares	€ 0		€ 1,500		€ 38,229

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.